SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2016
Stockholders Equity Note [Abstract]
Stockholders Equity Note Disclosure [Text Block]
NOTE 10:-	SHAREHOLDERS' EQUITY

a.	Share capital:

The ordinary shares confer upon their holders the right to participate and vote in general shareholders meetings of the Company and to share in the distribution of dividends, if any declared by the Company.

b.	Issuances of shares:

1.	During January 2015, the Company completed a public offering and issued 7,475,000 ordinary shares in consideration of $ 27,903, net.

2.	During November 2015, the Company completed a public offering and issued 6,379,197 ordinary shares in consideration of $ 38,556, net.

c.	2010 incentive option plan:

In February 2010, the Company authorized through its 2010 incentive option plan (the "2010 Plan") the grant of options to officers, directors, advisors, management and other key employees. The Company reserved for grants of options up to 3,078,102 of the Company's ordinary shares. The options granted have generally four year vesting terms and expire between five to ten years after the grant date. As of December 31, 2016, 97,946 options were still available for future grants under the Plan.

In March 2017, the Company increased its option pool for grants of options to 4,487,334 and granted 1,507,178 options to employees and directors with an exercise price of $ 1.19 per share. Please also refer to Note 13.

A summary of the Company's options activity (for employees and directors) under the 2010 Plan is as follows:

	Year ended December 31,
	2016		2015
		Weighted		Weighted
		average		average
	Number of	exercise	Number of	exercise
	options	price	options	price

Outstanding at beginning of year	1,824,369	$5.83	1,540,869	$7.30
Granted	1,015,571	$4.60	445,000	$5.70
Exercised	(1,875)	$3.29	(4,000)	$3.29
Cancelled *)	-	$-	(112,500)	$23.85
Forfeited	(90,125)	$7.75	(45,000)	$10.39

Outstanding at end of year	2,747,940	$5.31	1,824,369	$5.83

Vested and expected to vest	2,747,940	$5.31	1,824,369	$5.83

Options exercisable at the end of the year	1,200,823	$6.17	843,661	$6.50

*)  On March 31, 2015 the Company granted to its Chief Executive Officer ("CEO") options to purchase 400,000 of the Company's ordinary shares. On the same date, the Company cancelled 112,500 of the CEO's out-of-money options. The Company accounted for the cancellation of options, accompanied by the concurrent grant of options in accordance with ASC 718-20-35-8, "Cancellation and Replacement," and calculated the incremental compensation cost as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date.

The weighted average fair values at grant date of options granted for the years ended December 31, 2016, 2015 and 2014, with an exercise price equal to the market value at the date of grant, were $ 2.56, $  4.10 and $  1.67, respectively.

As of December 31, 2016, the weighted-average remaining contractual term of the outstanding and exercisable options is 4.16 and 4.42 years, respectively.

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company's closing share price on the last trading day of the fiscal year 2016 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2016. This amount may change based on the fair market value of the Company's share.

As of December 31, 2016, the aggregate intrinsic value of outstanding and exercisable options is $ 603. As of December 31, 2016, the unrecognized compensation cost is $ 2,020 to be recognized from 2017 through 2020, excluding cost of $ 440 for options with vesting subject to certain performance conditions, which are not probable.

The options outstanding as of December 31, 2016, have been separated into ranges of exercise price, as follows:

	Outstanding			Exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$
0.33-3.29	887,805	3.31	2.15	589,132	3.49	1.58
4.15-4.55	929,570	4.28	4.55	-	-	-
5.53-8.00	716,494	4.39	6.40	410,557	4.86	6.92
12.99-18.49	171,571	7.00	16.69	160,196	6.98	16.62
23.00-23.48	42,500	3.61	23.75	40,938	3.47	23.78

0.33-23.48	2,747,940	4.16	5.31	1,200,823	4.42	6.17

d.	Options granted to consultants:

The Company granted options to certain service providers and accounted for these options in accordance with ASC 505-50, "Equity-Based Payments to Non-Employees".

The outstanding options granted to the Company's consultants are as follows:

	Number of		Exercise
Grant date	options		price	Expiration date
February 28, 2010	8,805		$2.184	February 28, 2020
February 17, 2011	3,804		$0.0005	February 17, 2021

	12,609	*)

*) All options were fully vested on grant date.

e.	Share-based payment:

The share-based expense recognized in the consolidated financial statements for services received from employees and directors is shown in the following table:

	Year ended
	December 31,
	2016	2015	2014

Research and development expenses	$707	$768	$1,773
Pre-commercialization expenses	390	308	616
General and administrative expenses	1,403	1,289	1,700

	$2,500	$2,365	$4,089